Warrants (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Aug. 22, 2024	Aug. 05, 2024	Aug. 03, 2024	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Dec. 31, 2023
Warrants
Warrant Exercise Price			$ 3.5	$ 3.5		$ 3.5	$ 3.5
Warrants purchase			5,000	80,000		50,000	120,000
Common stock, shares issued	19,373,222	19,235,631	5,000	13,333	6,422	704	3,333	1,857	18,872,022
Market aggregate value			$ 17,500
Warrant Market price per share				$ 4.2		$ 3.55	$ 3.6